Segment information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment Information	Segment information
General information
Shell is an international energy company engaged in the principal aspects of the energy and petrochemical industries and reports its business through the following segments: Integrated Gas, Upstream, Marketing, Chemicals and Products, Renewables and Energy Solutions, and Corporate.
The Integrated Gas segment includes liquefied natural gas (LNG) and conversion of natural gas into gas-to-liquids (GTL) fuels and other products. It includes natural gas and liquids exploration and extraction, and the operation of the upstream and midstream infrastructure necessary to deliver these to market. The segment also includes the marketing, trading and optimisation of LNG.
The Upstream segment includes exploration and extraction of crude oil, natural gas and natural gas liquids. It also markets and transports oil and gas and operates the infrastructure necessary to deliver them to the market.
The Marketing segment comprises the Mobility, Lubricants, and Sectors & Decarbonisation businesses. The Mobility business operates Shell's retail network, including electric vehicle charging services and the wholesale commercial fuels business which provides fuels for transport and industry. The Lubricants business produces, markets and sells lubricants for road transport and machinery used in manufacturing, mining, power generation, agriculture and construction. The Sectors & Decarbonisation business sells fuels, speciality products and services, including low-carbon energy solutions, to a broad range of commercial customers, including the aviation, marine and agricultural sectors.
The Chemicals and Products segment includes chemical manufacturing plants, with their own marketing network, and refineries, which turn crude oil and other feedstocks into a range of oil products which are moved and marketed around the world for domestic, industrial and transport use. The segment also includes the pipeline business, trading and optimisation of crude oil, oil products and petrochemicals, and until November 2025 oil sands activities (the extraction of bitumen from mined oil sands and its conversion into synthetic crude oil).
The Renewables and Energy Solutions segment includes renewable power generation, the marketing and trading and optimisation of power and pipeline gas, as well as carbon credits. The segment also includes production and marketing of hydrogen, development of commercial carbon capture and storage hubs, investment in nature-based projects that compensate for carbon emissions, and Shell Ventures, which invests in or works with start-ups and other early-stage businesses to help them scale up and grow.
The Corporate segment covers the non-operating activities supporting Shell. The segment comprises Shell's holdings and treasury organisation, its self-insurance activities, headquarters and central functions, and centrally managed longer-term innovation portfolio. All finance expense and income and related taxes are included in Corporate segment earnings rather than in the earnings of business segments.
Basis of segmental reporting
With effect from January 1, 2025, segment earnings are presented on an Adjusted Earnings basis (Adjusted Earnings), which is the earnings measure used by the Chief Executive Officer, who serves as the Chief Operating Decision Maker, for the purposes of making decisions about allocating resources and assessing performance. This aligns with Shell's focus on performance, discipline and simplification.
The Adjusted Earnings measure is presented on a current cost of supplies (CCS) basis and aims to facilitate a comparative understanding of Shell's financial performance from period to period by removing the effects of oil price changes on inventory carrying amounts and removing the effects of identified items. Identified items are in some cases driven by external factors and may, either individually or collectively, hinder the comparative understanding of Shell's financial results from period to period.
The segment earnings measure used until December 31, 2024 was CCS earnings. The difference between CCS earnings and Adjusted Earnings are the identified items. Prior year comparatives have been revised to conform with the current year presentation.
Sales between segments are based on prices generally equivalent to commercially available prices. Third-party revenue and non-current assets information by geographical area are based on the country of operation of the Group subsidiaries that report this information. Separate disclosure is provided for the UK as this is the Company's country of domicile.
7. Segment information continued
Information by segment on an Adjusted Earnings basis is as follows:

2025

								$ million
	Integrated Gas	Upstream		Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	38,457	5,105		111,855	77,071	34,359	39	266,886
Inter-segment	10,288	35,968		7,539	35,293	4,384	—	93,472
Share of profit/(loss) of joint ventures and associates	1,407	814		(821)	383	(165)	—	1,618
Interest and other income, of which:	169	3,083		(259)	885	50	1,299	5,227
Interest income	37	120		14	99	13	1,677	1,960
Net gains/(losses) on sale and revaluation of non-current assets and businesses	81	2,516	[A]	(180)	720	39	14	3,190
Other	51	447		(93)	66	(2)	(392)	77
Third-party and inter-segment purchases	27,613	5,833		100,843	100,543	35,811	23	270,666
Operating expenses, of which:	4,217	9,004		10,649	8,372	2,550	883	35,675
Production and manufacturing expenses	3,943	8,546		1,151	6,401	1,836	21	21,898
Selling, distribution and administrative expenses	140	207		9,292	1,835	623	510	12,607
Research and development expenses	134	251		206	136	91	352	1,170
Exploration expenses	115	1,021		—	—	—	—	1,136
Depreciation, depletion and amortisation charge, of which:	6,792	10,142		3,499	4,173	656	37	25,299
Impairment losses	686	237		1,229	713	299	11	3,175	[B]
Impairment reversals	—	—		(32)	(7)	(3)	—	(42)	[C]
Interest expense	216	718		61	53	11	3,612	4,671
Taxation charge/(credit)	2,548	8,809		1,205	229	89	(1,243)	11,637
Income/(loss) for the period	8,820	9,443		2,057	262	(489)	(1,974)	18,119
Current cost of supplies adjustment before taxation	—	—		304	567	—	—	871
Tax on current cost of supplies adjustment	—	—		(75)	(155)	—	—	(230)
Identified items before taxation	(698)	(2,399)		2,080	404	805	64	256
Tax on identified items [D]	(98)	398		(372)	(27)	(144)	40	(203)

Adjusted Earnings	8,024	7,442		3,994	1,051	172	(1,870)	18,813
Adjusted Earnings attributable to Shell plc shareholders								18,528
Adjusted Earnings attributable to non-controlling interest								285
[A]Includes gain on disposal of Shell UK offshore oil and gas assets ($1,949 million). (See Note 9).
[B]Impairment losses comprise Property, plant and equipment ($2,799 million), Goodwill ($161 million) and Other intangible assets ($215 million). (See Note 13).
[C]Impairment reversals comprise Property, plant and equipment ($42 million). (See Note 13).
[D]Includes tax on identified items and tax amounts that qualify as identified items.
7. Segment information continued

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,290	6,606	120,089	90,918	29,366	43	284,312
Inter-segment	8,715	39,939	4,938	38,381	4,971	—	96,944
Share of profit/(loss) of joint ventures and associates	1,931	1,189	32	648	(807)	—	2,993
Interest and other income, of which:	48	609	(432)	121	242	1,136	1,724
Interest income	8	18	1	79	2	2,264	2,372
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(100)	89	(399)	6	119	(3)	(288)
Other	140	502	(34)	36	121	(1,125)	(360)
Third-party and inter-segment purchases	24,055	7,368	107,490	115,080	31,074	(3)	285,064
Operating expenses, of which:	4,442	9,790	10,681	8,392	2,915	697	36,917
Production and manufacturing expenses	4,153	9,351	1,322	6,605	1,934	14	23,379
Selling, distribution and administrative expenses	164	176	9,150	1,636	887	426	12,439
Research and development expenses	125	263	209	151	94	257	1,099
Exploration expenses	414	1,997	—	—	—	—	2,411
Depreciation, depletion and amortisation charge, of which:	6,150	11,223	3,866	4,700	907	26	26,872
Impairment losses	564	327	1,633	1,319	658	1	4,502	[A]
Impairment reversals	(9)	(75)	(1)	(114)	(134)	—	(333)	[B]
Interest expense	189	806	56	70	6	3,660	4,787
Taxation charge/(credit)	3,144	9,387	825	155	99	(209)	13,401
Income/(loss) for the period	9,590	7,772	1,709	1,671	(1,229)	(2,992)	16,521
Current cost of supplies adjustment before taxation	—	—	254	109	—	—	363
Tax on current cost of supplies adjustment	—	—	(68)	(23)	—	—	(91)
Identified items before taxation	2,176	1,100	2,402	1,364	720	1,105	8,867
Tax on identified items [C]	(376)	(477)	(412)	(187)	12	(81)	(1,521)

Adjusted Earnings	11,390	8,395	3,885	2,934	(497)	(1,968)	24,139
Adjusted Earnings attributable to Shell plc shareholders							23,716
Adjusted Earnings attributable to non-controlling interest							423
[A]Impairment losses comprise Property, plant and equipment ($3,673 million), Goodwill ($510 million) and Other intangible assets ($319 million). (See Note 13).
[B]Impairment reversals comprise Property, plant and equipment ($333 million). (See Note 13).
[C]Includes tax on identified items and tax amounts that qualify as identified items.
7. Segment information continued

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,645	6,475	130,559	97,080	44,819	42	316,620
Inter-segment	11,560	41,230	5,299	42,816	4,707	—	105,612
Share of profit/(loss) of joint ventures and associates	1,951	768	536	569	(96)	(3)	3,725
Interest and other income, of which:	137	671	73	64	75	1,818	2,838
Interest income	6	27	9	57	12	2,202	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	209	1	(46)	110	5	257
Other	153	435	63	53	(47)	(389)	268
Third-party and inter-segment purchases	27,356	7,890	119,366	123,698	40,170	15	318,495
Operating expenses, of which:	4,809	9,830	11,142	9,598	3,763	818	39,960
Production and manufacturing expenses	4,529	9,186	1,463	7,394	2,610	58	25,240
Selling, distribution and administrative expenses	154	326	9,427	2,022	1,058	446	13,433
Research and development expenses	126	318	252	182	95	314	1,287
Exploration expenses	216	1,534	—	—	—	—	1,750
Depreciation, depletion and amortisation charge, of which:	8,903	12,463	2,477	6,269	1,159	19	31,290
Impairment losses	3,472	1,360	430	2,777	908	—	8,947	[A]
Impairment reversals	(324)	(206)	(1)	(90)	(141)	—	(762)	[B]
Interest expense	146	507	53	61	4	3,902	4,673
Taxation charge/(credit)	2,806	8,380	739	(301)	1,320	47	12,991
Income/(loss) for the period	7,057	8,540	2,690	1,204	3,089	(2,944)	19,636
Current cost of supplies adjustment before taxation	—	—	478	370	—	—	848
Tax on current cost of supplies adjustment	—	—	(110)	(93)	—	—	(203)
Identified items before taxation	7,892	1,166	339	2,632	(3,311)	14	8,732
Tax on identified items [C]	(1,030)	100	(85)	(497)	978	55	(479)

Adjusted Earnings	13,919	9,806	3,312	3,616	756	(2,875)	28,534
Adjusted Earnings attributable to Shell plc shareholders							28,250
Adjusted Earnings attributable to non-controlling interest							284
[A]Impairment losses comprise Property, plant and equipment ($8,182 million), Goodwill ($635 million) and Other intangible assets ($130 million). (See Note 13).
[B]Impairment reversals comprise Property, plant and equipment ($627 million) and Other intangible assets ($135 million). (See Note 13).
[C]Includes tax on identified items and tax amounts that qualify as identified items.

Identified items
The objective of identified items is to exclude material impacts [D] on net income/loss arising from transactions which are typically outside the control of management and are unusual in nature (e.g., infrequent or non-recurring events) or that result in a misalignment between accounting and economic outcomes. Certain transactions that are generally excluded from underlying results within the industry may also be classified as identified items.
Identified items comprise divestment gains and losses, impairment losses and reversals, redundancy and restructuring, fair value accounting effects on commodity derivatives and certain gas contracts, the impact of exchange rate movements and inflationary adjustments on certain deferred tax balances, and other items.
The categories of identified items may include after-tax effects of joint ventures and associates, which are fully reported within "Share of profit of joint ventures and associates" in the Consolidated Statement of Income, and are also fully reflected as identified items included within income/(loss) before taxation in the tables below. Identified items related to subsidiaries are consolidated and presented across appropriate lines of the Consolidated Statement of Income.
[D] For the purpose of identification of items in certain categories materiality thresholds are applied.
7. Segment information continued

2025

					$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income before taxation
Divestment gains/(losses)	81	2,823	(97)	722	40	13	3,582
Impairment (impairments)/reversals	(685)	(238)	(1,630)	(737)	(367)	(11)	(3,668)
Redundancy and restructuring	(52)	(67)	(148)	(104)	(31)	(19)	(421)
Fair value accounting of commodity derivatives and certain gas contracts [A]	1,322	(4)	(2)	(186)	(397)	—	733
Other [B]	32	(115)	(203)	(99)	(50)	(47)	(482)
Total identified items included in Income before taxation	698	2,399	(2,080)	(404)	(805)	(64)	(256)
Total identified items included in Taxation (charge)/credit	98	(398)	372	27	144	(40)	203
Identified items included in Income for the period
Divestment gains/(losses)	78	2,655	(72)	564	69	9	3,303
Impairment (impairments)/reversals	(433)	(162)	(1,384)	(634)	(334)	(8)	(2,955)
Redundancy and restructuring	(37)	(30)	(107)	(82)	(24)	(13)	(293)
Fair value accounting of commodity derivatives and certain gas contracts [A]	1,171	(1)	(7)	(150)	(299)	—	714
Impact of exchange rate movements and inflationary adjustments on tax balances [C]	34	62	—	—	—	(45)	51
Other [B]	(17)	(523)	(138)	(75)	(73)	(47)	(873)
Impact on Income for the period	796	2,001	(1,708)	(377)	(661)	(104)	(53)
Impact on Income for the period attributable to non-controlling interest	—	—	—	—	—	—	—
Impact on Income for the period attributable to Shell plc shareholders	796	2,001	(1,708)	(377)	(661)	(104)	(53)
[A]Fair value accounting of commodity derivatives and certain gas contracts: In the ordinary course of business, Shell enters into contracts to supply or purchase oil and gas products, as well as power and environmental products. Shell also enters into contracts for tolling, pipeline and storage capacity. Derivative contracts are entered into for mitigation of resulting economic exposures (generally price exposure) and these derivative contracts are carried at period-end market price (fair value), with movements in fair value recognised in income for the period. Supply and purchase contracts entered into for operational purposes, as well as contracts for tolling, pipeline and storage capacity, are, by contrast, recognised when the transaction occurs; furthermore, inventory is carried at historical cost or net realisable value, whichever is lower. As a consequence, accounting mismatches occur because: (a) the supply or purchase transaction is recognised in a different period; or (b) the inventory is measured on a different basis. In addition, certain contracts are, due to pricing or delivery conditions, deemed to contain embedded derivatives or written options and are also required to be carried at fair value even though they are entered into for operational purposes. The accounting impacts are reported as identified items.
[B]Other identified items represent other credits or charges that based on Shell management's assessment hinder the comparative understanding of Shell's financial results from period to period.
[C]Impact of exchange rate movements and inflationary adjustments on tax balances represents the impact on tax balances of exchange rate movements and inflationary adjustments arising on: (a) the conversion to dollars of the local currency tax base of non-monetary assets and liabilities, as well as recognised tax losses (this primarily impacts the Integrated Gas and Upstream segments); and (b) the conversion of dollar-denominated inter-segment loans to local currency, leading to taxable exchange rate gains or losses (this primarily impacts the Corporate segment).
7. Segment information continued

2024

					$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate		Total
Identified items included in Income before taxation
Divestment (losses)/gains	(100)	89	(399)	6	119	(3)		(288)
Impairment (impairments)/reversals	(555)	(362)	(1,747)	(1,205)	(1,181)	(1)		(5,051)
Redundancy and restructuring	(106)	(320)	(296)	(195)	(97)	2		(1,012)
Fair value accounting of commodity derivatives and certain gas contracts [A]	(1,286)	(58)	49	(117)	399	—		(1,013)
Other [A]	(129)	(449)	(9)	147	40	(1,103)	[B]	(1,503)
Total identified items included in Income before taxation	(2,176)	(1,100)	(2,402)	(1,364)	(720)	(1,105)		(8,867)
Total identified items included in Taxation credit/(charge)	376	477	412	187	(12)	81		1,521
Identified items included in Income for the period
Divestment (losses)/gains	(96)	67	(386)	4	94	(2)		(319)
Impairment (impairment)/reversals	(363)	(323)	(1,423)	(1,176)	(1,085)	(1)		(4,371)
Redundancy and restructuring	(71)	(214)	(214)	(142)	(71)	1		(711)
Fair value accounting of commodity derivatives and certain gas contracts [A]	(1,088)	(14)	40	(86)	300	—		(848)
Impact of exchange rate movements and inflationary adjustments on tax balances [A]	(49)	313	—	—	—	99		363
Other [A]	(133)	(452)	(7)	223	30	(1,121)	[B]	(1,460)
Impact on Income for the period	(1,800)	(623)	(1,990)	(1,177)	(732)	(1,024)		(7,346)
Impact on Income for the period attributable to non-controlling interest	—	—	—	18	—	—		18
Impact on Income for the period attributable to Shell plc shareholders	(1,800)	(623)	(1,990)	(1,195)	(732)	(1,024)		(7,364)
[A]For a detailed description see corresponding footnotes to the 2025 identified items table above.
[B]Corporate includes reclassifications from equity to profit and loss of cumulative currency translation differences related to funding structures resulting in unfavourable movements of $1,122 million. These currency translation differences were previously recognised in other comprehensive income and accumulated in equity as part of accumulated other comprehensive income.
7. Segment information continued

2023

					$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Identified items included in Income before taxation
Divestment gains/(losses)	(22)	209	1	(46)	110	5	257
Impairment (impairments)/reversals	(3,147)	(1,187)	(509)	(2,690)	(767)	—	(8,300)
Redundancy and restructuring	(1)	(21)	(150)	(106)	(32)	(19)	(329)
Fair value accounting of commodity derivatives and certain gas contracts [A]	(4,754)	448	19	276	3,592	—	(419)
Other [A]	32	(615)	300	(66)	408	—	59
Total identified items included in Income before taxation	(7,892)	(1,166)	(339)	(2,632)	3,311	(14)	(8,732)
Total identified items included in Taxation credit/(charge)	1,030	(100)	85	497	(978)	(55)	479
Identified items included in Income for the period
Divestment gains/(losses)	(14)	208	1	(35)	114	3	277
Impairment (impairments)/reversals	(2,247)	(642)	(466)	(2,195)	(669)	—	(6,219)
Redundancy and restructuring	—	(9)	(113)	(82)	(25)	(12)	(241)
Fair value accounting of commodity derivatives and certain gas contracts [A]	(4,408)	128	26	214	2,755	—	(1,285)
Impact of exchange rate movements and inflationary adjustments on tax balances [A]	—	(295)	—	—	—	(60)	(355)
Other [A]	(193)	(656)	298	(37)	158	—	(430)
Impact on Income for the period	(6,862)	(1,266)	(254)	(2,135)	2,333	(69)	(8,253)
Impact on Income for the period attributable to non-controlling interest	—	—	(11)	—	—	—	(11)
Impact on Income for the period attributable to Shell plc shareholders	(6,862)	(1,266)	(243)	(2,135)	2,333	(69)	(8,242)
[A]For a detailed description see corresponding footnotes to the 2025 identified items table above.
7. Segment information continued
Information by geographic area is as follows:

2025

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	91,808	[A]	90,838	57,728	26,512	266,886
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	46,689	[B]	89,236	53,899	49,700	239,524
[A]Includes $28,746 million that originated from the UK.
[B]Includes $19,997 million located in the UK.

2024

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	92,480	[A]	98,343	65,089	28,400	284,312
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,971	[B]	88,588	55,245	49,372	234,176
[A]Includes $28,011 million that originated from the UK.
[B]Includes $15,822 million located in the UK (excluding assets reclassified as held for sale). (See Note 19).

2023

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	118,135	[A]	99,967	70,291	28,227	316,620
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	48,008	[B]	91,374	57,261	49,562	246,205
[A]Includes $44,815 million that originated from the UK.
[B]Includes $21,478 million located in the UK.
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2025

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	3,952	8,849	1,841	2,716	1,477	112	18,947
Investments in joint ventures and associates	737	467	18	345	314	5	1,886
Investments in equity securities	—	—	3	2	75	2	82
Cash capital expenditure	4,689	9,316	1,862	3,063	1,866	119	20,915
[A]See Consolidated Statement of Cash Flows.
7. Segment information continued

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	4,095	7,739	2,357	2,943	2,338	129	19,601
Investments in joint ventures and associates	672	150	88	347	138	9	1,404
Investments in equity securities	—	1	—	—	73	6	80
Cash capital expenditure	4,767	7,890	2,445	3,290	2,549	144	21,085
[A]See Consolidated Statement of Cash Flows.

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	3,491	8,249	5,741	2,928	2,314	270	22,993
Investments in joint ventures and associates	705	94	49	84	261	9	1,202
Investments in equity securities	—	—	—	2	106	89	197
Cash capital expenditure	4,196	8,343	5,790	3,014	2,681	368	24,392
[A]See Consolidated Statement of Cash Flows.